CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 532,436		$ 0
Prepaid expenses – current	235,399		10,309
Total current assets	767,835		10,309
Deferred offering costs	0		33,000
Prepaid expenses – long term	35,683
Investments held in Trust Account	345,019,271
Total assets	345,822,789		43,309
Current liabilities:
Accounts payable	314,094		0
Accrued expenses	3,922,625		33,000
Total current liabilities	4,236,719		33,000
Deferred underwriting commissions	12,075,000
Derivative warrant liabilities	30,987,750
Total Liabilities	47,299,469		33,000
Commitments and Contingencies
Redeemable convertible preferred stock, par value $0.000001 per share. 102,891,847 shares authorized at December 31, 2021 and January 31, 2021, respectively; and 98,726,505 shares issued and outstanding at December 31, 2021 and January 31, 2021, respectively (aggregate liquidation preference of $89,524,504 at December 31, 2021)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 34,500,000 and -0- shares at $10.00 per share as of December 31, 2021 and December 31, 2020, respectively	345,000,000		0
Shareholders' Equity (Deficit)
Additional paid-in capital			24,137
Accumulated deficit	(46,477,543)		(14,691)
Total Shareholders' Equity (Deficit)	(46,476,680)		10,309
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	345,822,789		43,309
Rigetti Holdings Inc
Current assets:
Cash	11,728,516	$ 22,202,388
Accounts receivable	1,542,540	479,374
Prepaid expenses and other current assets	1,350,690	1,035,703
Deferred offering costs	3,448,470
Total current assets	18,070,216	23,717,465
Property and equipment, net	22,497,484	20,140,872
Restricted cash	317,134	317,134
Other assets	164,341	129,363
Goodwill	5,377,255	5,377,255
Total assets	46,426,430	49,682,089
Current liabilities:
Accounts payable	1,970,998	1,107,924
Accrued expenses and other current liabilities	4,035,615	1,603,299
Deferred revenue - current	984,976	491,827
Debt - current portion	1,290,538
Total current liabilities	8,282,127	3,203,050
Debt net of current portion	23,500,494
Derivative warrant liabilities	4,354,707
Other liabilities	294,632	381,300
Total Liabilities	36,431,960	3,584,350
Commitments and Contingencies
Shareholders' Equity (Deficit)
Common stock, par value $0.000001 per share. 170,333,338 shares authorized at December 31, 2021 and January 31, 2021, respectively; 23,153,127 and 21,071,085 of shares issued and outstanding at December 31, 2021 and January 31, 2021, respectively	23	21
Additional paid-in capital	135,550,822	133,407,584
Accumulated deficit	(207,131,331)	(168,889,832)
Accumulated other comprehensive gain	51,815	56,825
Total Shareholders' Equity (Deficit)	(71,528,671)	(35,425,402)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	46,426,430	49,682,089
Class A Ordinary Shares
Shareholders' Equity (Deficit)
Common stock, par value $0.000001 per share. 170,333,338 shares authorized at December 31, 2021 and January 31, 2021, respectively; 23,153,127 and 21,071,085 of shares issued and outstanding at December 31, 2021 and January 31, 2021, respectively
Class B Ordinary Shares
Shareholders' Equity (Deficit)
Common stock, par value $0.000001 per share. 170,333,338 shares authorized at December 31, 2021 and January 31, 2021, respectively; 23,153,127 and 21,071,085 of shares issued and outstanding at December 31, 2021 and January 31, 2021, respectively	863		$ 863
Redeemable Convertible Preferred Stock [Member] | Rigetti Holdings Inc
Current liabilities:
Redeemable convertible preferred stock, par value $0.000001 per share. 102,891,847 shares authorized at December 31, 2021 and January 31, 2021, respectively; and 98,726,505 shares issued and outstanding at December 31, 2021 and January 31, 2021, respectively (aggregate liquidation preference of $89,524,504 at December 31, 2021)	$ 81,523,141	$ 81,523,141